Stock-Based Compensation - Summary of Certain Stock Option Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Fair value of options vested	$ 13	$ 18	$ 25
Intrinsic value of options exercised	127	138	130
Cash received from options exercised	159	316	257
Tax benefit realized from options exercised	$ 49	$ 53	$ 50